Risk management - Foreign currency exposures banking books (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trading income (expense) [line items]
Net banking currency exposures banking books	€ 17,892	€ 18,681
Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	27,081	25,167
Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(9,189)	(6,486)
US dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	8,093	8,119
US dollar | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	10,470	8,218
US dollar | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(2,376)	(99)
Pound Sterling
Trading income (expense) [line items]
Net banking currency exposures banking books	1,306	1,592
Pound Sterling | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	1,364	1,593
Pound Sterling | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(58)
Polish Zloty
Trading income (expense) [line items]
Net banking currency exposures banking books	2,393	2,620
Polish Zloty | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	2,714	2,761
Polish Zloty | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(321)	(142)
Australian Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	1,108	1,263
Australian Dollar | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	3,781	3,774
Australian Dollar | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(2,673)	(2,511)
Turkish Lira
Trading income (expense) [line items]
Net banking currency exposures banking books	750	729
Turkish Lira | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	750	729
Chinese Yuan
Trading income (expense) [line items]
Net banking currency exposures banking books	1,871	1,869
Chinese Yuan | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	1,871	1,976
Chinese Yuan | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	0	(107)
Russian Rouble
Trading income (expense) [line items]
Net banking currency exposures banking books	392	82
Russian Rouble | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	391	256
Russian Rouble | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	0	(174)
Other currency
Trading income (expense) [line items]
Net banking currency exposures banking books	1,979	2,407
Other currency | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	5,740	5,860
Other currency | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	€ (3,761)	€ (3,453)